ACQUISITION AND DISPOSITION	12 Months Ended
Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
ACQUISITION AND DISPOSITION

5. ACQUISITION AND DISPOSITION

Acquisition

During the year ended September 30, 2021, the Company and its wholly owned subsidiary, Permex Petroleum US Corporation, acquired a 100% Working Interest and a 81.75% Net Revenue Interest in the Breedlove “B” Clearfork leases located in Martin County, Texas. The Company issued 104,167 common shares and 52,083 share purchase warrants as consideration for this acquisition. The Company valued the 104,167 common shares issued at a fair value of $2,468,750. The share purchase warrants were valued at $1,051,370 using the Black-Scholes option pricing model (assuming a risk-free interest rate of 1.51%, an expected life of 10-years, annualized volatility of 96.56% and a dividend rate of 0%). The warrants have an exercise price $37.68 per share (CAD$48.00) and are exercisable until September 30, 2031.

Disposition

During the year ended September 30, 2021, the Company sold its interests in the Peavy leases together with reclamation obligations for $10,000 and recognized a loss of $604,687 from the sale. The Company also recognized a loss of $8,770 from the disposal of equipment.